Note 12 - Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 12.    Fair Value Measurement

The table below sets forth our assets and liabilities that were accounted for at fair value on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category (in thousands).

Description	Balance at June 30, 2013	Balance at December 31, 2012	Input Hierarchy Level
Assets:
Cash and cash equivalents:
Money market funds and other bank deposits	$296,375	$190,984	Level 1
Available for sale securities:
Equity securities – mining industry	8,766	9,614	Level 1
Trade accounts receivable:
Receivables from provisional concentrate sales	8,306	17,555	Level 2
Restricted cash balances:
Certificates of deposit and other bank deposits	5,287	871	Level 1
Derivative contracts:
Base metal forward contracts	24,651	5,606	Level 2
Total assets	$343,385	$224,630

Liabilities:

Derivative contracts:
Base metal forward contracts	—	2,483	Level 2

Cash and cash equivalents consist primarily of money market funds and are valued at cost, which approximates fair value.

Current and non-current restricted cash balances consist primarily of certificates of deposit and U.S. Treasury securities and are valued at cost, which approximates fair value.

Our current and non-current investments consist of marketable equity securities which are valued using quoted market prices for each security.

Trade accounts receivable include amounts due to us for shipments of concentrates and doré sold to smelters and refiners.  Revenues and the corresponding accounts receivable for sales of metals products are recorded when title and risk of loss transfer to the customer (generally at the time of loading on truck or ship).  Sales of concentrates are recorded using estimated forward prices for the anticipated month of settlement applied to our estimate of payable metal quantities contained in each shipment.  Sales are recorded net of estimated treatment and refining charges, which are also impacted by changes in metals prices and quantities of contained metals.  We estimate the prices at which sales of our concentrates will be settled due to the time elapsed between shipment and final settlement with the smelter.  Receivables for previously recorded concentrate sales are adjusted to reflect estimated forward metals prices at the end of each period until final settlement by the smelter.  We obtain the forward metals prices used each period from a pricing service.  Changes in metal prices between shipment and final settlement result in changes to revenues previously recorded upon shipment.  The embedded derivative contained in our concentrate sales is adjusted to fair market value through earnings each period prior to final settlement.

We use financially-settled forward contracts to manage the exposure to changes in prices of zinc and lead contained in our concentrate shipments that have not reached final settlement.  We also use financially-settled forward contracts to manage the exposure to changes in prices of zinc and lead contained in our forecasted future concentrate shipments (see Note 11 for more information).  These contracts do not qualify for hedge accounting, and are marked-to-market through earnings each period.  The fair value of each contract represents the present value of the difference between the forward metal price for the contract settlement period as of the measurement date and the contract settlement metal price.

Our senior notes issued in April 2013, which are not measured at fair value, had a fair value of $466.6 million and a carrying value of $490.1 million, net of unamortized initial purchaser discount, at June 30, 2013. Third-party quotes, which we consider to be Level 2 inputs, are utilized to estimate fair values of the senior notes. See Note 9 for more information.

Note 12: Fair Value Measurement

The table below sets forth our assets and liabilities (in thousands) that were accounted for at fair value on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category.  See Note 8 for information on the fair values of our defined benefit pension plan assets.

	Balance at December 31, 2012	Balance at December 31, 2011	Input Hierarchy Level
Assets:

Cash and cash equivalents:
Money market funds and other bank deposits	$190,984	$266,463	Level 1

Available for sale securities:
Equity securities – mining industry	9,614	3,923	Level 1

Trade accounts receivable:
Receivables from provisional concentrate sales	17,555	10,996	Level 2

Derivative contracts:
Base metal forward contracts	5,606	32,750	Level 2

Restricted cash balances:
Certificates of deposit and other bank deposits	871	866	Level 1

Total assets	$224,630	$314,998

Liabilities:

Derivative contracts:
Base metal forward contracts	$2,483	$—	Level 2

Cash and cash equivalents consist primarily of money market funds and are valued at cost, which approximates fair value.

Current and non-current restricted cash balances consist primarily of certificates of deposit and U.S. Treasury securities and are valued at cost, which approximates fair value.

Our current and non-current investments consist of marketable equity securities which are valued using quoted market prices for each security multiplied by the number shares held by us.

Trade accounts receivable consist of amounts due to us for shipments of concentrates and doré sold to smelters and refiners.  Revenues and the corresponding accounts receivable for sales of metals products are recorded when title and risk of loss transfer to the customer (generally at the time of shipment).  Sales of concentrates are recorded using estimated forward prices for the anticipated month of settlement applied to our estimate of payable metal quantities contained in each shipment.  Sales are recorded net of estimated treatment and refining charges, which are also impacted by changes in metals prices and quantities of contained metals.  We must estimate the prices at which sales of our concentrates will be settled due to the time elapsed between shipment and final settlement with the smelter.  Receivables for previously recorded concentrate sales are adjusted to reflect estimated settlement metals prices at the end of each period until final settlement by the smelter.  We obtain the forward metals prices used each period from a pricing service.  Changes in metal prices between shipment and final settlement will result in changes to revenues previously recorded upon shipment.  The embedded derivative contained in our concentrate sales is adjusted to fair market value through earnings each period prior to final settlement.

During the second quarter of 2010, we began utilizing financially-settled forward contracts to manage the exposure of changes in prices of zinc and lead contained in our concentrate shipments that have not reached final settlement.  We also began utilizing financially-settled forward contracts in the second quarter of 2010 to manage the exposure of changes in prices of zinc and lead contained in our forecasted future concentrate shipments (see Note 10 for more information).  These contracts do not qualify for hedge accounting, and are marked-to-market through earnings each period.  The fair value of each contract represents the difference between the forward metal price for the contract settlement period as of the measurement date and the contract settlement metal price, multiplied by the quantity of metal involved in the contract.